Income Taxes, Reconciliation of tax expense at US statutory rate and provision for taxes (Details) (USD $) In Millions, unless otherwise specified	8 Months Ended	12 Months Ended			4 Months Ended
	Dec. 31, 2010 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Successor [Member]	Apr. 30, 2010 Predecessor [Member]
US and non-US income, and the reconciliation of the statutory rate to the provision for taxes [Line Items]
U.S. Federal statutory income tax rate (in hundredths)		35.00%
Dutch statutory income tax rate (in hundredths)		25.00%
Effective tax rate (in hundredths)		31.70%
Income (loss) before income taxes: [Abstract]
U.S.	$ 1,141	$ 3,313	$ 2,388		$ 8,490
Non-U.S.	590	872	1,143		(1,543)
Income from continuing operations before income taxes	1,731	4,185	3,531		6,947
Income tax expense (benefit), continuing operations, income tax reconciliation [Abstract]
Income tax at U.S. statutory rate	606	1,465	1,236		2,431
Increase (reduction) resulting from: [Abstract]
Discharge of debt and other reorganization related items	(221)	0	0		(4,355)
Non-U.S. income taxed at lower statutory rates	(14)	(53)	(44)		(3)
State income taxes, net of federal benefit	36	67	27		(63)
Changes in valuation allowances	(266)	(72)	(84)		262
Non-taxable (income) and non-deductible expenses	(102)	(50)	(73)		0
Notional royalties	(12)	(30)	(32)		(11)
Other income taxes, net of federal benefit	33	10	14		30
Uncertain tax positions	13	21	(11)		402
Warrants & Stock compensation	24	4	13		5
Transfer of subsidiary	88	0	0		0
U.S. manufacturing deduction	0	(42)	(30)		0
Foreign currency gains and losses	0	41	11		0
Other, net	(15)	(34)	32		(13)
Income tax provision (benefit)	170	1,327	1,059		(1,315)
The amount of U.S. cancellation of debt income over the excess of U.S. tax attributes.				9,483
Amount of tax bases in U.S. depreciable assets that was eliminated				$ 938